Debt	12 Months Ended
Dec. 31, 2013
Debt
Debt

4. Debt

        Long-term debt comprised the following:

	December 31, 2012		December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Revolving Credit Facility(1)	$55,500	$55,500	$675,717	$675,717
Term Loan Facility(1)	462,500	462,500	—	—
7 1/4% GBP Senior Subordinated Notes due 2014 (the "7 1/4% Notes")(2)(3)	242,813	242,813	247,808	248,117
7 1/2% CAD Senior Subordinated Notes due 2017 (the "Senior Subordinated Subsidiary Notes")(2)(4)	175,875	181,591	—	—
8% Senior Subordinated Notes due 2018 (the "8% Notes")(2)(3)	49,834	56,052	—	—
6 3/4% Euro Senior Subordinated Notes due 2018 (the "6 3/4% Notes")(2)(3)	335,152	341,753	350,272	355,071
7 3/4% Senior Subordinated Notes due 2019 (the "7 3/4% Notes")(2)(3)	400,000	451,000	400,000	446,000
8% Senior Subordinated Notes due 2020 (the "8% Notes due 2020")(2)(3)	300,000	317,250	—	—
8 3/8% Senior Subordinated Notes due 2021 (the "8 3/8% Notes")(2)(3)	548,518	610,500	411,518	444,470
6 1/8% CAD Senior Notes due 2021 (the "Senior Subsidiary Notes")(2)(4)	—	—	187,960	187,960
6% Senior Notes due 2023 (the "6% Notes")(2)(3)	—	—	600,000	614,820
5 3/4% Senior Subordinated Notes due 2024 (the "5 3/4% Notes")(2)(3)	1,000,000	1,012,500	1,000,000	930,000
Real Estate Mortgages, Capital Leases and Other(5)	254,811	254,811	298,447	298,447

Total Long-term Debt	3,825,003		4,171,722
Less Current Portion	(92,887)		(52,583)

Long-term Debt, Net of Current Portion	$3,732,116		$4,119,139

(1)
The capital stock or other equity interests of most of our U.S. subsidiaries, and up to 66% of the capital stock or other equity interests of our first-tier foreign subsidiaries, are pledged to secure these debt instruments, together with all intercompany obligations (including promissory notes) of subsidiaries owed to us or to one of our U.S. subsidiary guarantors. In addition, Iron Mountain Canada Operations ULC (f/k/a Iron Mountain Canada Corporation) ("Canada Company") has pledged 66% of the capital stock of its subsidiaries, and all intercompany obligations (including promissory notes) owed to or held by it, to secure the Canadian dollar subfacility under these debt instruments. The fair value (Level 3 of fair value hierarchy described at Note 2.s.) of this long-term debt approximates the carrying value (as borrowings under these debt instruments are based on current variable market interest rates (plus a margin that is subject to change based on our consolidated leverage ratio)), as of December 31, 2012 and 2013, respectively.

(2)
The fair values (Level 1 of fair value hierarchy described at Note 2.s.) of these debt instruments are based on quoted market prices for these notes on December 31, 2012 and 2013, respectively.

(3)
Collectively, the "Parent Notes." IMI is the direct obligor on the Parent Notes, which are fully and unconditionally guaranteed, on a senior or senior subordinated basis, as the case may be, by substantially all of its direct and indirect 100% owned U.S. subsidiaries (the "Guarantors"). These guarantees are joint and several obligations of the Guarantors. Canada Company and the remainder of our subsidiaries do not guarantee the Parent Notes.

(4)
Canada Company is the direct obligor on the Senior Subordinated Subsidiary Notes and Senior Subsidiary Notes, which are fully and unconditionally guaranteed, on a senior or senior subordinated basis, as the case may be, by IMI and the Guarantors. These guarantees are joint and several obligations of IMI and the Guarantors. See Note 5 to Notes to Consolidated Financial Statements.

(5)
Includes (a) real estate mortgages of $4,305 and $3,704 as of December 31, 2012 and 2013, respectively, which bear interest at rates ranging from 4.6% to 7.0% and are payable in various installments through 2021, (b) capital lease obligations of $235,826 and $255,124 as of December 31, 2012 and 2013, respectively, which bear a weighted average interest rate of 5.8% as of December 31, 2013 and (c) other various notes and other obligations, which were assumed by us as a result of certain acquisitions, of $14,680 and $39,619 as of December 31, 2012 and 2013, respectively, and bear a weighted average interest rate of 14.3% as of December 31, 2013. We believe the fair value (Level 3 of fair value hierarchy described at Note 2.s.) of this debt approximates its carrying value.
  a.
  Revolving Credit Facility

        On August 7, 2013, we amended our existing credit agreement. The revolving credit facilities (the "Revolving Credit Facility") under our credit agreement, as amended (the "Credit Agreement"), allow IMI and certain of its U.S. and foreign subsidiaries to borrow in U.S. dollars and (subject to sublimits) a variety of other currencies (including Canadian dollars, British pounds sterling, Euros, Brazilian reais and Australian dollars, among other currencies) in an aggregate outstanding amount not to exceed $1,500,000. We have the right to request an increase in the aggregate amount available to be borrowed under the Credit Agreement up to a maximum of $2,000,000. At the time of the amendment, we repaid all term loans outstanding under our term loan facility of our original credit agreement. The Revolving Credit Facility terminates on June 27, 2016, at which point all obligations under the Credit Agreement become due. IMI and substantially all of its U.S. subsidiaries guarantee all obligations under the Credit Agreement, and have pledged the capital stock or other equity interests of most of their U.S. subsidiaries, up to 66% of the capital stock or other equity interests of their first-tier foreign subsidiaries, and all intercompany obligations (including promissory notes) owed to or held by them to secure the Credit Agreement. In addition, Canada Company has pledged 66% of the capital stock of its subsidiaries, and all intercompany obligations (including promissory notes) owed to or held by it to secure the Canadian dollar subfacility under the Credit Agreement. The interest rate on borrowings under the Credit Agreement varies depending on our choice of interest rate and currency options, plus an applicable margin, which varies based on our consolidated leverage ratio. Additionally, the Credit Agreement requires the payment of a commitment fee on the unused portion of the Revolving Credit Facility, which fee ranges from between 0.3% to 0.5% based on certain financial ratios. There are also fees associated with any outstanding letters of credit. As of December 31, 2013, we had $675,717 of outstanding borrowings under the Revolving Credit Facility, $525,538 of which was denominated in U.S. dollars, 100,000 of which was denominated in Canadian dollars and 40,715 of which was denominated in Euros; we also had various outstanding letters of credit totaling $3,460. The remaining amount available for borrowing under the Revolving Credit Facility on December 31, 2013, based on IMI's leverage ratio, which is calculated based on the last 12 months' earnings before interest, taxes, depreciation and amortization and rent expense ("EBITDAR"), and other adjustments as defined in the Credit Agreement and current external debt, was $820,823. The average interest rate in effect under the Revolving Credit Facility was 2.7% and ranged from 2.4% to 4.5% as of December 31, 2013. For the years ended December 31, 2011, 2012 and 2013,we recorded commitment fees and letters of credit fees of $2,123, $2,306 and $3,167, respectively, based on the unused balances under our revolving credit facilities and outstanding letters of credit. We recorded a charge of $5,544 to other expense (income), net in the third quarter of 2013 related to the amendment of our revolving credit and term loan facilities, representing a write-off of deferred financing costs.

        The Credit Agreement, our indentures and other agreements governing our indebtedness contain certain restrictive financial and operating covenants, including covenants that restrict our ability to complete acquisitions, pay cash dividends, incur indebtedness, make investments, sell assets and take certain other corporate actions. The covenants do not contain a rating trigger. Therefore, a change in our debt rating would not trigger a default under the Credit Agreement, our indentures or other agreements governing our indebtedness. The Credit Agreement, as amended in 2013, uses EBITDAR-based calculations as the primary measures of financial performance, including leverage and fixed charge coverage ratios. IMI's Credit Agreement net total lease adjusted leverage ratio was 5.0 as of December 31, 2013 (compared to a maximum allowable ratio of 6.5), and its net secured debt lease adjusted leverage ratio was 2.2 as of December 31, 2013 (compared to a maximum allowable ratio of 4.0). IMI's bond leverage ratio (which is not lease adjusted), per the indentures, was 5.3 and 5.1 as of December 31, 2012 and 2013, respectively, compared to a maximum allowable ratio of 6.5. IMI's Credit Agreement, as amended in 2013, fixed charge coverage ratio was 2.5 as of December 31, 2013, compared to a minimum allowable ratio of 1.5 under the Credit Agreement. Noncompliance with these leverage and fixed charge coverage ratios would have a material adverse effect on our financial condition and liquidity.

  b.
  Notes Issued under Indentures

        As of December 31, 2013, we had seven series of senior subordinated or senior notes issued under various indentures, six of which are direct obligations of the parent company, IMI; one (the Senior Subsidiary Notes) is a direct obligation of Canada Company; and all are subordinated to debt outstanding under the Credit Agreement, except the 6% Notes and the Senior Subsidiary Notes which are pari passu with the Credit Agreement:

  •
  150,000 British pounds sterling principal amount of notes maturing on April 15, 2014 and bearing interest at a rate of 7 1/4% per annum, payable semi-annually in arrears on April 15 and October 15 (see Note 16);

  •
  255,000 Euro principal amount of notes maturing on October 15, 2018 and bearing interest at a rate of 6 3/4% per annum, payable semi-annually in arrears on April 15 and October 15;

  •
  $400,000 principal amount of notes maturing on October 1, 2019 and bearing interest at a rate of 7 3/4% per annum, payable semi-annually in arrears on April 1 and October 1;

  •
  $412,500 principal amount of notes maturing on August 15, 2021 and bearing interest at a rate of 8 3/8% per annum, payable semi-annually in arrears on February 15 and August 15;

  •
  200,000 CAD principal amount of notes maturing on August 15, 2021 and bearing interest at a rate of 6 1/8% per annum, payable semi-annually in arrears on February 15 and August 15 (the Senior Subsidiary Notes);

  •
  $600,000 principal amount of notes maturing on August 15, 2023 and bearing interest at a rate of 6% per annum, payable semi-annually in arrears on February 15 and August 15; and

  •
  $1,000,000 principal amount of notes maturing on August 15, 2024 and bearing interest at a rate of 5 3/4% per annum, payable semi-annually in arrears on February 15 and August 15.

        The Parent Notes and the Senior Subsidiary Notes are fully and unconditionally guaranteed, on a senior or senior subordinated basis, as the case may be, by the Guarantors. These guarantees are joint and several obligations of the Guarantors. The remainder of our subsidiaries do not guarantee the senior or senior subordinated notes. Additionally, IMI guarantees the Senior Subsidiary Notes. Canada Company does not guarantee the Parent Notes.

        In August 2013, IMI completed an underwritten public offering of $600,000 in aggregate principal amount of 6% Notes, and Canada Company completed an underwritten public offering of 200,000 CAD in aggregate principal amount of Senior Subsidiary Notes, both of which were issued at 100% of par (together, the "August 2013 Offerings"). The net proceeds to IMI and Canada Company of $782,307, after paying the underwriters' discounts and commissions, were used to redeem all of the outstanding Senior Subordinated Subsidiary Notes, 8% Notes and 8% Notes due 2020, and to fund the purchase of $137,500 in principal amount of the 8 3/8% Notes pursuant to a tender offer. The remaining net proceeds were used to repay existing indebtedness under our Revolving Credit Facility.

        In August 2013, we redeemed (1) the 175,000 CAD aggregate principal amount outstanding of our Senior Subordinated Subsidiary Notes at 102.5% of par, plus accrued and unpaid interest, (2) the $50,000 aggregate principal amount outstanding of our 8% Notes at 102.7% of par, plus accrued and unpaid interest, (3) the $300,000 aggregate principal amount outstanding of our 8% Notes due 2020 at 104.0% of par, plus accrued and unpaid interest, and (4) $137,500 aggregate principal amount outstanding of our 8 3/8% Notes at 109.8% of par, plus accrued and unpaid interest. We recorded a charge to other expense (income), net of $38,118 related to the early extinguishment of this debt in the third quarter of 2013. This charge consists of call and tender premiums, original issue discounts and deferred financing costs related to this debt.

        In August 2012, we redeemed (1) the $320,000 aggregate principal amount outstanding of the 6 5/8% Senior Subordinated Notes due 2016 (the "6 5/8% Notes") at 100% of par, plus accrued and unpaid interest, and (2) the $200,000 aggregate principal amount outstanding of the 8 3/4% Senior Subordinated Notes due 2018 (the "8 3/4% Notes") at 102.9% of par, plus accrued and unpaid interest. We recorded a charge to other expense (income), net of $10,628 related to the early extinguishment of this debt in the third quarter of 2012. This charge consists of the call premium, original issue discounts and deferred financing costs related to this debt.

        We recorded a charge of $1,843 to other expense (income), net in the second quarter of 2011 related to the early retirement of the previous revolving credit and term loan facilities, representing a write-off of deferred financings costs. In January 2011, we redeemed the remaining $231,255 aggregate principal amount outstanding of our 7 3/4% Senior Subordinated Notes due 2015 at a redemption price of one thousand dollars for each one thousand dollars of principal amount of notes redeemed, plus accrued and unpaid interest. We recorded a gain to other expense (income), net of $850 in the first quarter of 2011 related to the early extinguishment of this debt. This gain consists of original issue premiums, net of deferred financing costs related to this debt.

        Each of the indentures for the notes provides that we may redeem the outstanding notes, in whole or in part, upon satisfaction of certain terms and conditions. In any redemption, we are also required to pay all accrued but unpaid interest on the outstanding notes.

        The following table presents the various redemption dates and prices of the senior or senior subordinated notes. The redemption dates reflect the date at or after which the notes may be redeemed at our option at a premium redemption price. After these dates, the notes may be redeemed at 100% of face value:

Redemption Date	7 1/4% Notes April 15,	6 3/4% Notes October 15,	7 3/4% Notes October 1,	8 3/8% Notes August 15,	Senior Subsidiary Notes August 15,	6% Notes August 15,	5 3/4% Notes August 15,
2013	100.000%	101.125%	—	—	—	—	—
2014	100.000%	100.000%	—	104.188%	—	—	—
2015	—	100.000%	103.875%	102.792%	—	—	—
2016	—	100.000%	101.938%	101.396%	—	—	—
2017	—	100.000%	100.000%	100.000%	103.063%	—	102.875%
2018	—	100.000%	100.000%	100.000%	101.531%	103.000%	101.917%
2019	—	—	100.000%	100.000%	100.000%	102.000%	100.958%
2020	—	—	—	100.000%	100.000%	101.000%	100.000%
2021	—	—	—	100.000%	100.000%	100.000%	100.000%
2022	—	—	—	—	—	100.000%	100.000%
2023	—	—	—	—	—	100.000%	100.000%
2024	—	—	—	—	—	—	100.000%

        Prior to August 15, 2014, the 8 3/8% Notes are redeemable at our option, in whole or in part, at a specified make-whole price.

        Prior to October 1, 2015, the 7 3/4% Notes are redeemable at our option, in whole or in part, at a specified make-whole price.

        Prior to August 15, 2017, the 5 3/4% Notes are redeemable at our option, in whole or in part, at a specified make-whole price.

        Prior to August 15, 2017, the Senior Subsidiary Notes are redeemable at our option, in whole or in part, at a specified make-whole price.

        Prior to August 15, 2018, the 6% Notes are redeemable at our option, in whole or in part, at a specified make-whole price.

        Each of the indentures for the notes provides that we must repurchase, at the option of the holders, the notes at 101% of their principal amount, plus accrued and unpaid interest, upon the occurrence of a "Change of Control," which is defined in each respective indenture. Except for required repurchases upon the occurrence of a Change of Control or in the event of certain asset sales, each as described in the respective indenture, we are not required to make sinking fund or redemption payments with respect to any of the notes.

        Maturities of long-term debt are as follows:

Year	Amount
2014	$300,391
2015	47,969
2016	713,347
2017	31,140
2018	377,966
Thereafter	2,703,176

4,173,989
Net Premiums (Discounts)	(2,267)

Total Long-term Debt (including current portion)	$4,171,722